Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000069385 | LVMH Moet Hennessy Louis Vuitton SEADR_502441306
Holdings [Line Items]
Percent of Net Asset Value	6.78%
C000069385 | Hermes International SCANone_5253973
Holdings [Line Items]
Percent of Net Asset Value	6.26%
C000069385 | Cie Financiere Richemont SANone_BCRWZ18
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000069385 | Ferrari NVNone_N3167Y103
Holdings [Line Items]
Percent of Net Asset Value	5.74%
C000069385 | Tesla, Inc.None_88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000069385 | Royal Caribbean Cruises, Ltd.None_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	5.27%
C000069385 | Viking Holdings, Ltd.None_G93A5A101
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000069385 | Amazon.com, Inc.None_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000069385 | Mercedes-Benz Group AGADR_233825207
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000069385 | Carnival Corp., Ltd.None_G2004J103
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000069385 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	60.70%
C000069385 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	22.70%
C000069385 | Financials
Holdings [Line Items]
Percent of Total Investments	6.40%
C000069385 | Materials
Holdings [Line Items]
Percent of Total Investments	4.40%
C000069385 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000069385 | Other
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012993 | Abaxx Technologies, Inc.None_BQ3R054
Holdings [Line Items]
Percent of Net Asset Value	11.01%
C000012993 | Montage Gold Corp.None_BMYMV13
Holdings [Line Items]
Percent of Net Asset Value	8.39%
C000012993 | Woodside Energy Group, Ltd.ADR_980228308
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000012993 | Sunrise Energy Metals, Ltd.None_BN4MX14
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000012993 | TotalEnergies SENone_F92124100
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000012993 | Nutrien, Ltd.None_67077M108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012993 | Cheniere Energy, Inc.None_16411R208
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000012993 | Shell PLCADR_780259305
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000012993 | K92 Mining, Inc.None_BYZ2CB3
Holdings [Line Items]
Percent of Net Asset Value	2.32%
C000012993 | Coeur Mining, Inc.None_192108504
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000012993 | Other
Holdings [Line Items]
Percent of Total Investments	21.20%
C000012993 | Gold Mining
Holdings [Line Items]
Percent of Total Investments	18.90%
C000012993 | Metal - Diversified
Holdings [Line Items]
Percent of Total Investments	13.10%
C000012993 | Enterprise Software/Services
Holdings [Line Items]
Percent of Total Investments	11.50%
C000012993 | Oil Companies - Integrated
Holdings [Line Items]
Percent of Total Investments	8.70%
C000012993 | Oil Companies - Exploration & Production
Holdings [Line Items]
Percent of Total Investments	7.50%
C000012993 | Metal - Copper
Holdings [Line Items]
Percent of Total Investments	5.10%
C000012993 | Diversified Minerals
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012993 | Precious Metals
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012993 | Silver Mining
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012993 | Agricultural Chemicals
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012994 | K92 Mining, Inc.None_BYZ2CB3
Holdings [Line Items]
Percent of Net Asset Value	6.45%
C000012994 | Aya Gold & Silver, Inc.None_BK94091
Holdings [Line Items]
Percent of Net Asset Value	6.03%
C000012994 | Discovery Silver Corp.None_BND9899
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000012994 | Americas Gold & Silver Corp.None_BVMJP62
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000012994 | Mineros SANone_BP0QM95
Holdings [Line Items]
Percent of Net Asset Value	4.58%
C000012994 | DPM Metals, Inc.None_BPCR7W4
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012994 | IAMGOLD Corp.None_450913108
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000012994 | Vox Royalty Corp.None_92919F103
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000012994 | Barrick Mining Corp.None_06849F108
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000012994 | Aris Mining Corp.None_BQKRCQ2
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000012994 | Other
Holdings [Line Items]
Percent of Total Investments	10.00%
C000012994 | Gold Mining
Holdings [Line Items]
Percent of Total Investments	51.10%
C000012994 | Metal - Diversified
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012994 | Precious Metals
Holdings [Line Items]
Percent of Total Investments	17.10%
C000012994 | Silver Mining
Holdings [Line Items]
Percent of Total Investments	18.20%
C000013000 | Texas
Holdings [Line Items]
Percent of Net Asset Value	17.76%
C000013000 | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000013000 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	10.23%
C000013000 | California
Holdings [Line Items]
Percent of Net Asset Value	9.97%
C000013000 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.08%
C000013000 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000013000 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.15%
C000013000 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000013000 | Kansas
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000013000 | New Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000012998 | U.S. Treasury Bill_912797VF1
Holdings [Line Items]
Percent of Net Asset Value	15.54%
C000012998 | U.S. Treasury Note/Bond_91282CQS3
Holdings [Line Items]
Percent of Net Asset Value	14.48%
C000012998 | Federal Home Loan Mortgage Corp._3137BTUN9
Holdings [Line Items]
Percent of Net Asset Value	11.23%
C000012998 | U.S. Treasury Bill_912797UQ8
Holdings [Line Items]
Percent of Net Asset Value	9.66%
C000012998 | U.S. Treasury Bill_912797TC1
Holdings [Line Items]
Percent of Net Asset Value	7.92%
C000012998 | U.S. Treasury Bill_912797RG4
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000012998 | U.S. Treasury Note/Bond_91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000012998 | U.S. Treasury Bill_912797UX3
Holdings [Line Items]
Percent of Net Asset Value	6.24%
C000012998 | Federal Home Loan Mortgage Corp._3137FQXJ7
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000012998 | Federal Home Loan BankVirginia_3130APH99
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000012998 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	55.20%
C000012998 | U.S. Treasury Note/Bond
Holdings [Line Items]
Percent of Total Investments	22.20%
C000012998 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	17.50%
C000012998 | Federal Home Loan Bank
Holdings [Line Items]
Percent of Total Investments	5.10%
C000012995 | Montage Gold Corp.None_BMYMV13
Holdings [Line Items]
Percent of Net Asset Value	5.01%
C000012995 | K92 Mining, Inc.None_BYZ2CB3
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000012995 | Omai Gold Mines Corp.None_BN6KMB9
Holdings [Line Items]
Percent of Net Asset Value	7.47%
C000012995 | Radisson Mining Resources, Inc.None_2721428
Holdings [Line Items]
Percent of Net Asset Value	6.64%
C000012995 | G2 Goldfields, Inc.None_BJMF641
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000012995 | TriStar Gold, Inc.None_B4WLCK2
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000012995 | Vizsla Silver Corp.None_BS84LB7
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000012995 | Vizsla Royalties Corp.None_BNKKX45
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000012995 | Tolu Minerals, Ltd.None_BMH6RX6
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000012995 | Highlander Silver Corp.None_BRBR2F7
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000012995 | Other
Holdings [Line Items]
Percent of Total Investments	5.70%
C000012995 | Gold Mining
Holdings [Line Items]
Percent of Total Investments	57.90%
C000012995 | Metal - Diversified
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012995 | Diversified Minerals
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012995 | Precious Metals
Holdings [Line Items]
Percent of Total Investments	16.80%
C000012995 | Silver Mining
Holdings [Line Items]
Percent of Total Investments	8.90%